Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, except for the events mentioned below, the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.

Entry into Share Purchase Agreement

On March 13, 2026, the Company entered into a share purchase agreement with certain accredited investors and agreed to issue and sell 5,025,000 Class A ordinary shares, par value US$0.005 per share, at a purchase price of US$1.34 per share in a registered direct offering. The gross proceeds from the offering were approximately RMB47.3 million (US$6.73 million), before deducting placement agent fees and other offering expenses. The Company intends to use the net proceeds for general corporate purposes, including working capital and the expansion of its overseas business operations.

In connection with the offering, the Company agreed to pay FT Global Capital, Inc. a cash fee equal to 4.0% of the aggregate gross proceeds raised from investors sourced by the Company and a non-accountable expense allowance of RMB0.4 million (US$50,000). The Company’s executive officers and directors also agreed to a 30-day lock-up period following the closing of the offering, subject to certain customary exceptions.

New Lease Agreement Entered into in 2026

On February 3, 2026, the Group entered into a new lease agreement with a third party for a term of 40 months, commencing on March 1, 2026. The lease requires an initial security deposit of US$750,000. Monthly lease payments are structured as follows: US$72,000 for months 1 through 4, US$144,000 for months 5 through 14, US$149,040 for months 15 through 26, US$154,256.4 for months 27 through 38, and US$159,655.37 for months 39 through 40.

Upon commencement, the Group recognized a right-of-use asset and a corresponding lease liability of approximately RMB38.6 million (US$5.5 million). The leased premises are to be used solely for warehousing, storage, packaging and distribution of non-hazardous consumer products, as well as related office and administrative purposes.